OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2020	2019
Restricted cash	19	$75	$104
Non-current receivables		28	10
Due from related parties	26	2	7
Other		4	13
		$109	$134
At December 31, 2020 and 2019, restricted cash was held primarily to satisfy operations and maintenance reserve requirements, lease payments and credit agreements.